Changes in provisions (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Changes in provisions [Line Items]
Beginning balance	[1]	₩ 508,416
Ending balance		557,024	₩ 508,416	[1]
Provision for unused credit commitments and financial guarantee contracts issued
Changes in provisions [Line Items]
Beginning balance	[1]	304,202	259,927
Transfer To 12 Month Expected Credit Loss		0	0
Transfer To Life Time Expected Credit Loss		0	0
Transfer To Impaired Financial Asset		0	0
Provided		59,077	41,550
Reversed		(29,558)	(36,724)
Provision used		0	0
Foreign exchange translation		2,762	2,371
Others	[2]	2,116	37,078
Ending balance		338,599	304,202	[1]
Unused credit commitments provision | 12-month expected credit losses
Changes in provisions [Line Items]
Beginning balance	[1]	126,402	124,492
Transfer To 12 Month Expected Credit Loss		42,838	42,514
Transfer To Life Time Expected Credit Loss		(9,286)	(8,899)
Transfer To Impaired Financial Asset		(229)	(213)
Reversed		(28,611)	(32,070)
Provision used		0	0
Foreign exchange translation		914	578
Others	[2]	0	0
Ending balance		132,028	126,402	[1]
Unused credit commitments provision | Lifetime expected credit losses
Changes in provisions [Line Items]
Beginning balance	[1]	100,808	96,010
Transfer To 12 Month Expected Credit Loss		(42,728)	(42,057)
Transfer To Life Time Expected Credit Loss		9,314	8,976
Transfer To Impaired Financial Asset		(752)	(802)
Provided		53,076	38,576
Provision used		0	0
Foreign exchange translation		121	105
Others	[2]	0	0
Ending balance		119,839	100,808	[1]
Unused credit commitments provision | Financial instruments credit-impaired
Changes in provisions [Line Items]
Beginning balance	[1]	5,137	2,137
Transfer To 12 Month Expected Credit Loss		(110)	(457)
Transfer To Life Time Expected Credit Loss		(28)	(77)
Transfer To Impaired Financial Asset		981	1,015
Provided		5,905	2,519
Provision used		0	0
Foreign exchange translation		0	0
Others	[2]	0	0
Ending balance		11,885	5,137	[1]
Financial guarantee contracts
Changes in provisions [Line Items]
Beginning balance	[1]	115,325
Ending balance		100,430	115,325	[1]
Financial guarantee contracts | 12-month expected credit losses
Changes in provisions [Line Items]
Beginning balance	[1]	64,194	31,456
Transfer To 12 Month Expected Credit Loss		2,629	1,140
Transfer To Life Time Expected Credit Loss		(1,245)	(1,804)
Transfer To Impaired Financial Asset		(12)	(13)
Reversed		(4)	(3,964)
Provision used		0	0
Foreign exchange translation		1,302	758
Others	[2]	1,603	36,621
Ending balance		68,467	64,194	[1]
Financial guarantee contracts | Lifetime expected credit losses
Changes in provisions [Line Items]
Beginning balance	[1]	5,904	3,368
Transfer To 12 Month Expected Credit Loss		(2,629)	(1,140)
Transfer To Life Time Expected Credit Loss		1,245	1,804
Transfer To Impaired Financial Asset		0	0
Provided		96	455
Provision used		0	0
Foreign exchange translation		323	481
Others	[2]	630	936
Ending balance		5,569	5,904	[1]
Financial guarantee contracts | Financial instruments credit-impaired
Changes in provisions [Line Items]
Beginning balance	[1]	1,757	2,464
Transfer To 12 Month Expected Credit Loss		0	0
Transfer To Life Time Expected Credit Loss		0	0
Transfer To Impaired Financial Asset		12	13
Reversed		(943)	(690)
Provision used		0	0
Foreign exchange translation		102	449
Others	[2]	(117)	(479)
Ending balance		811	1,757	[1]
Other provisions
Changes in provisions [Line Items]
Beginning balance	[1]	204,214	199,997
Provided		0	9,689
Reversed		(27,343)	(3,971)
Provision used		(66,512)	(18,107)
Foreign exchange translation		1,802	1,056
Others	[2]	8,282	15,550
Business combination (Note 50)		97,982	0
Ending balance		218,425	204,214	[1]
Asset retirement
Changes in provisions [Line Items]
Beginning balance	[1]	49,183	45,495
Provided			4,789
Reversed		(1,280)
Provision used		(1,930)	(4,210)
Foreign exchange translation		0	0
Others	[2]	4,476	3,109
Business combination (Note 50)		14,473	0
Ending balance		64,922	49,183	[1]
Litigation
Changes in provisions [Line Items]
Beginning balance	[1]	25,554	32,650
Reversed		(981)	(1,138)
Provision used		(17,365)	(6,343)
Foreign exchange translation		0	385
Others	[2]	0	0
Business combination (Note 50)		1,581	0
Ending balance		8,789	25,554	[1]
Guarantee
Changes in provisions [Line Items]
Beginning balance	[1]	43,470	46,340
Reversed		(19,329)	(2,833)
Provision used		0	0
Foreign exchange translation		1,420	1,677
Others	[2]	22	(1,714)
Business combination (Note 50)		0	0
Ending balance		25,583	43,470	[1]
Other
Changes in provisions [Line Items]
Beginning balance	[1]	86,007	75,512
Provided			4,900
Reversed		(5,753)
Provision used		(47,217)	(7,554)
Foreign exchange translation		382	(1,006)
Others	[2]	3,784	14,155
Business combination (Note 50)		81,928	0
Ending balance		₩ 119,131	₩ 86,007	[1]

[1]	In accordance with IFRS 15, the Group has adjusted all bonus card point reward program related to customer loyalty programs.
[2]	Others include effects of the provision from the new financial guarantee contracts measured at fair value, expired contracts, effects of unwinding and change of discount rate.